Equity - Issuance of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions				1 Months Ended	12 Months Ended
	Nov. 13, 2018	Sep. 13, 2017	Mar. 19, 2014	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Number of share warrants (in shares)					15.2
Proceeds from issuance of warrants, net of issuance costs					$ 0	$ 72,406	$ 45,396
2019 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)			15.2
Exercise price per share (in USD per share)			$ 32.0560
Proceeds from issuance of warrants, net of issuance costs			$ 40,600
2021 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)			10.6
Exercise price per share (in USD per share)			$ 32.0560
Proceeds from issuance of warrants, net of issuance costs			$ 28,300
2023 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)		9.7
Exercise price per share (in USD per share)		$ 50.9664
Proceeds from issuance of warrants, net of issuance costs		$ 45,300
2024 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.9
Exercise price per share (in USD per share)	$ 52.1639
Proceeds from issuance of warrants, net of issuance costs	$ 72,400			$ 72,400